Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Accounts Receivable Allowances [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 20,065	$ 23,419	$ 36,121
Charged to costs and expenses	8,263	10,345	18,465
Charged to other accounts	(424)	156	(3,523)
Deductions	(11,277)	(13,855)	(27,644)
Ending Balance	16,627	20,065	23,419
Valuation Allowances on Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	65,550	69,455	85,533
Charged to costs and expenses	3,840	6,382	8,521
Charged to other accounts	584	3,720	1,005
Deductions	(13,106)	(14,007)	(25,604)
Ending Balance	$ 56,868	$ 65,550	$ 69,455